Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Basic And Diluted Eps Abstract
Profit attributable to ordinary equity holders of the parent	$ 3,894,041	$ 27,229,285	$ 25,690,565	$ 2,518,668	$ (104,689,000)	$ (13,670,708)
Weighted average number of ordinary shares	88,035,321	88,035,321	88,035,321	88,035,321	80,264,186	80,000,000